Average Annual Total Returns{- Fidelity Advisor® Global Capital Appreciation Fund} - 10.31 Fidelity Advisor Global Capital Appreciation Fund - AMCI PRO-13 - Fidelity Advisor® Global Capital Appreciation Fund
	Fidelity Advisor Global Capital Appreciation Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Global Capital Appreciation Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Global Capital Appreciation Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Global Capital Appreciation Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Global Capital Appreciation Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Global Capital Appreciation Fund - Class I Return Before Taxes Past 10 years	F0353 Past 1 year	F0353 Past 5 years	F0353 Past 10 years
Total	17.20%	9.76%	7.66%	17.20%	8.44%	6.99%	10.19%	7.38%	6.05%	19.69%	9.99%	7.64%	22.45%	10.24%	7.49%	24.80%	11.41%	8.64%	16.68%	12.70%	9.55%